Income Taxes - Reconciliation of Beginning and Ending Gross Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation Of Unrecognized Tax Benefits [Line Items]
Unrecognized tax benefits at beginning of year	$ 14,141	$ 18,952	$ 16,123
Additions (reductions) based on tax positions related to the current year	7	(286)	3,084
Additions for tax positions of prior years	0	147	10,293
Reductions for tax positions of prior years	(986)	(4,672)	(10,548)
Unrecognized tax benefits at end of year	$ 13,162	$ 14,141	$ 18,952